JPMorgan U.S. Government Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Premier Shares [Member] | Premier
Prospectus [Line Items]
Average Annual Return, Percent	3.95%	2.96%	1.88%